INCOME PER SHARE (Details Textual)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	482,623	206,506	148,139
Vested and Unissued Restricted Shares [Member]
Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Vested And Unissued Restricted Shares	60,625	39,375	26,875